Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
8.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31, 2012	As of December 31, 2013	As of December 31, 2013
	RMB	RMB	US$
Advance from end users	30,505	40,578	6,703
Business tax and other taxes payable	5,396	4,031	666
Deferred government grant	14,001	17,925	2,961
Professional fees payable	4,823	15,442	2,552
Advertising and sponsorship payable	2,653	902	149
Others	8,929	9,368	1,547

	66,307	88,246	14,578

Advance from end users represents 1) payments received by the Group in advance from the end users prior to the purchase of lottery tickets, and 2) prize distribution made by the Group to the winning end users’ registered account.